As filed with the Securities and Exchange Commission on April 27 , 2012

Registration No.	333-149336
811-22182

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 14

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 17

SEPARATE ACCOUNT VA EE

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 24, 2012. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 11 to Form N-4, File No. 333-149336) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2012.

SEPARATE ACCOUNT VA EE

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Mark W. Mullin	Director and Chairman of the Board	, 2012

* Craig D. Vermie	Director, Senior Vice President, Secretary and General Counsel	, 2012

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	, 2012

* Eric J. Martin	Senior Vice President and Corporate Controller	, 2012

* Brenda K. Clancy	Director and President	, 2012

* Darryl Button	Director, Executive Vice President and Chief Financial Officer	, 2012

/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	April 27, 2012

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.